Net earnings (loss) per share	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Net earnings (loss) per share [Text Block]
28.	Net earnings (loss) per share

	2017	2016
	$	$

Net earnings (loss) attributable to Osisko Gold Royalties Ltd’s shareholders	(42,501)	42,113

Basic weighted average number of common shares outstanding (in thousands) (i)	127,939	104,671
Dilutive effect of share options (ii)	-	153
Dilutive effect of warrants (ii)	-	-
Dilutive effect of convertible debentures (ii)	-	-
Diluted weighted average number of common shares	127,939	104,824

Net earnings (loss) per share attributable to Osisko Gold Royalties Ltd’s shareholders
Basic	(0.33)	0.40
Diluted	(0.33)	0.40

(i)

As a result of the net loss for the year ended December 31, 2017, all potentially dilutive common shares are deemed to be antidilutive and thus diluted net loss per share is equal to the basic net loss per share.

(ii)

For the year ended December 31, 2016, 2,646,665 outstanding share options, 11,195,500 outstanding warrants and 2,620,545 common shares underlying the convertible debenture were excluded from the computation of diluted earnings per share as their effect was anti-dilutive.